Cash and cash equivalents and restricted cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents and restricted cash and cash equivalents
Cash and cash equivalents and restricted cash and cash equivalents
5.	Cash and cash equivalents and restricted cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits placed with banks or other financial institutions and all highly liquid investments with original maturities of three months or less. Cash and cash equivalents balance as of December 31, 2024 and 2025 primarily consist of the following currencies:

	December 31, 2024		December 31, 2025
		US$		US$
	Amount	equivalent	Amount	equivalent

US$	276,110	276,110	267,637	267,637
RMB	753,707	104,847	371,282	52,823
Others	N/A	63,804	N/A	53,788
Total		444,761		374,248

As of December 31, 2024, the Group’s restricted cash and cash equivalents were US$371,332, primarily consisting of amounts deposited and held in an escrow account owned by the Group, which was a portion of the consideration received from Baidu under the agreement to dispose of the YY Live business. On February 25, 2025, the Company completed the sale of YY Live, all conditions for the release of the escrowed funds were satisfied, and the escrow arrangement was terminated, resulting in the substantial release of such restricted amounts. The remaining balance of US$21,593 as of December 31, 2025, primarily pertains to the fixed deposits pledged for payment processing operations.